Benefit Plans And Obligations For Termination Indemnity (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) subsidiary	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Defined Benefit Plan [Abstract]
Defined Benefit Plan, Number of Subsidiaries | subsidiary	2
Eligibility age for normal retirement benefit plan, in years	65 years
Lump sum based on employee contribution percentage to certain breakpoint	2.00%
Additional percentage exceeding the breakpoint	6.00%
Maximum percentage of pensionable salary	5.00%
Maximum employer contributions, in years	40 years
Expected benefit payments, 2014	$ 7,837,000
Expected benefit payments, 2015	8,544,000
Expected benefit payments, 2016	9,375,000
Expected benefit payments, 2017	10,124,000
Expected benefit payments, 2018	10,903,000
Total expense	$ 6,453,000	$ 5,646,000	$ 5,300,000
Salary and bonus defer percentage under the plan	100.00%
Amount on the dollar ESA matches up to 10% of employees total salary	$ 0.50
ESA offers, maximum percentage	10.00%
Participant contributions transferred into the plan	$ 3,238,000	$ 1,962,000	$ 1,194,000
ESA contribution to the plan	417,000
Cash surrender value of the life insurance policies	4,720,000
Non-qualified defined contribution plan liabilitiy	10,278,000
Plan assets of life insurance policies, cash surrender	2,813,000
Related liability, pension payments	$ 5,463,000